Deferred Tax Assets And Deferred Tax Liabilities - Summary of Deferred Income assets And Liabilities Net (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets and liabilities [abstract]
Deferred tax assets	¥ 3,358,664	¥ 3,000,156
Deferred tax liabilities	(5,733,733)	(5,311,972)
Deferred tax liability (asset)	¥ (2,375,069)	¥ (2,311,816)